Licenses and Goodwill (Table)	12 Months Ended
Dec. 31, 2010
Licenses
Licenses
Licenses

	U.S.	TDS
	Cellular (1)	Telecom - CLEC	Total
(Dollars in thousands)

Balance December 31, 2009	$1,440,225	$2,800	$1,443,025
Acquisitions	17,101	—	17,101
Balance December 31, 2010	$1,457,326	$2,800	$1,460,126

Balance December 31, 2008	$1,438,640	$2,800	$1,441,440
Acquisitions	15,750	—	15,750
Impairment	(14,000)	—	(14,000)
Other	(165)	—	(165)
Balance December 31, 2009	$1,440,225	$2,800	$1,443,025

(1)       Prior to January 1, 2009, TDS accounted for U.S. Cellular's share repurchases as step acquisitions, allocating a portion of the share repurchase value to TDS licenses and goodwill, as required by GAAP in effect at that time. Consequently, U.S. Cellular's licenses, goodwill and accumulated impairment losses reported on a stand-alone basis do not match the TDS consolidated licenses, goodwill and accumulated impairment losses related to U.S. Cellular.

Goodwill
Goodwill
Goodwill

	U.S.	TDS
	Cellular (1)	Telecom (2)	Other (3)	Total
(Dollars in thousands)

Assigned value at time of acquisition	$617,222	$450,156	$3,802	$1,071,180
Accumulated impairment losses in prior periods	(333,900)	(29,440)	—	(363,340)
Balance December 31, 2009	283,322	420,716	3,802	707,840
Acquisitions	—	15,156	—	15,156
Other (4)	5,459	—	—	5,459
Balance December 31, 2010	$288,781	$435,872	$3,802	$728,455

Assigned value at time of acquisition	$616,764	$449,853	$3,802	$1,070,419
Accumulated impairment losses in prior periods	(333,900)	(29,440)	—	(363,340)
Balance December 31, 2008	282,864	420,413	3,802	707,079
Acquisitions	—	303	—	303
Other	458	—	—	458
Balance December 31, 2009	$283,322	$420,716	$3,802	$707,840

(1)       Prior to January 1, 2009, TDS accounted for U.S. Cellular's share repurchases as step acquisitions, allocating a portion of the share repurchase value to TDS licenses and goodwill, as required by GAAP in effect at that time. Consequently, U.S. Cellular's licenses, goodwill and accumulated impairment losses reported on a stand-alone basis do not match the TDS consolidated licenses, goodwill and accumulated impairment losses related to U.S. Cellular.

(2)       The entire goodwill balance of $29.4 million at the TDS Telecom CLEC business segment was impaired in 2004. The remaining goodwill balance at TDS Telecom is attributed to the ILEC business segment.

(3)       Other consists of “Non-reportable segment” and Corporate investments.

(4)       Amount reclassified from Investments in unconsolidated entities to Goodwill in 2010.